Employee benefits (Schedule of Defined Benefit Obligation and Balance of Liability) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Opening balance of the defined benefit obligation	$ 91,822	$ 99,783
Current service cost	2,697	5,697
Past service cost	1,481	(3,439)
Financial cost	4,025	6,637
Actuarial losses (gains)	(17,928)	(4,339)
Benefits paid	(327)	(12,517)
Closing balance of the defined benefit obligation	$ 81,770	$ 91,822